Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS VII, INC.
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Document Creation Date	dei_DocumentCreationDate	Sep. 13, 2021